TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	As of December 31,
	2020	2019

Current
Accounts receivable (1)	181,658	146,382
Unbilled revenue	20,117	13,970
Subtotal	201,775	160,352
Less: Allowance for doubtful accounts	(5,755)	(3,676)
TOTAL	196,020	156,676

Non-current
Accounts receivable (1)	5,644	—
TOTAL	5,644	—

(1)As of December 31, 2020 there were no amounts due from related parties, as of December 31, 2019 there were 91 due from related parties (see note 23.1).

Allowance for doubtful accounts

The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2020 and 2019.

December 31, 2020	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	27,787	3,982	1,159	191	534	2,635	36,288
Lifetime ECL	222	80	41	15	108	2,095	2,561

December 31, 2019	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	21,165	8,852	3,091	829	410	3,867	38,214
Lifetime ECL	169	177	108	65	83	3,074	3,676

The movements in the allowance are calculated based on lifetime expected credit loss model for 2020 and 2019.
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2020	2019	2018

Balance at beginning of year	(3,676)	(3,957)	(609)
Recoveries (Additions), net (note 4.2)	107	(275)	(3,421)
Additions related to Travel and Hospitality clients (note 31)	(3,194)	—	—
Write-off of receivables	980	556	73
Translation	28	—	—
Balance at end of year	(5,755)	(3,676)	(3,957)

The average credit period on sales is 76 days. No interest is charged on trade receivables, except for certain customers to which financing facilities have been given with the corresponding financing charge. The Company always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using the provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. As of December 31,2020 the expected credit losses increased considerably due to the outbreak of Coronavirus ("COVID-19") at the beginning of the fiscal year, see note 31.